AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

December 31, 2020

(unaudited)

Amount	General Obligation Bonds (12.1%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City and County (2.7%)
	Anchorage, Alaska
$ 600,000	4.000%, 04/01/36 Series 2020 E	NR/AAA/AA+	$ 736,932

	Carson City, Nevada
1,000,000	5.000%, 05/01/28	A1/AA-/NR	1,186,700

	Clark County, Nevada, Refunding
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	1,101,540

	Henderson, Nevada Limited Tax Utility System
1,000,000	3.000%, 06/01/37 Series 2020A-1	Aa2/AA+/NR	1,120,640

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,202,540

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A2/AA/NR	1,247,510

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,738,646

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,106,270

	Rio Grande City, Texas Combination Tax Certificates of Obligation
855,000	4.000%, 02/15/33 Series 2020 AGMC Insured	NR/AA/NR	1,014,107

	San Antonio, Texas General Improvement Bonds
1,000,000	4.000%, 08/01/33 Series 2020	Aaa/AAA/AA+	1,239,910

	West Fargo, ND Refunding Improvement Bonds
1,000,000	2.000%, 05/01/27 Series 2020A	A1/NR/NR	1,050,830
	Total City and County		12,745,625

	Healthcare (0.4%)
	Bexar County, Texas Hospital District Limited Tax
500,000	4.000%, 02/15/37 Series 2020	Aa1/NR/AA+	605,235

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,237,890
	Total Healthcare		1,843,125

	Local Public Property (0.6%)
	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	661,149
565,000	5.000%, 02/01/31 AMT	NR/A+/A	689,176
590,000	5.000%, 02/01/32 AMT	NR/A+/A	716,750
670,000	4.000%, 12/01/33	A1/A+/NR	794,392
	Total Local Public Property		2,861,467

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public Schools (6.5%)
	Alvin, Texas Independent School District
$ 1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	$ 1,204,790

	Austin, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 08/01/33 Series 2020 PSF Guaranteed	Aaa/NR/NR	1,262,350

	Clark County, Nevada School District Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,579,920
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,255,170
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,632,585
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,971,565
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,273,060

	Crandall, Texas Independent School District Unlimited Tax
1,010,000	3.000%, 08/15/32 Series 2020 PSF Guaranteed	NR/AAA/NR	1,167,196

	Fort Bend, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 08/15/34 Series 2020A PSF Guaranteed	NR/AAA/AAA	1,247,090

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,189,700

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,516,209

	Midlothian, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/37 Series 2020 PSF Guaranteed	Aaa/AAA/NR	1,224,270

	Rio Grande City, Texas Independent School District Unlimited Tax
1,000,000	3.000%, 08/15/35 Series 2020 PSF Guaranteed	NR/AAA/AAA	1,133,400

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,628,080
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,791,670

	Washoe County, Nevada School Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	1,214,840

	Weatherford, Texas Independent School District Unlimited Tax Refunding
365,000	zero coupon, 02/15/23 Series 2019 PSF Guaranteed	Aaa/NR/NR	362,237
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	496,753

	West Texas Independent School District Unlimited Tax
1,360,000	3.000%, 08/15/32 Series 2020 PSF Guaranteed	NR/AAA/NR	1,587,283
	Total Public Schools		30,738,168

	State (1.3%)
	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,210,300

Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State (continued)
	Texas State Water Financial Assistance
$ 1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	$ 1,212,230

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,292,810
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,285,310
1,000,000	3.000%, 07/01/34	Aaa/AAA/AAA	1,149,400
	Total State		6,150,050

	Water and Sewer (0.6%)
	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	773,446

	Las Vegas Valley, Nevada Water District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA/NR	1,221,600

	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	548,494
490,000	4.000%, 06/01/22	NR/AA/NR	516,548
	Total Water and Sewer		3,060,088
	Total General Obligation Bonds		57,398,523

	Revenue Bonds (65.1%)
	Airport (5.7%)
	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	606,570

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	1,127,890

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,264,650

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/36 AMT Series A	Aa3/A+/AA-	1,278,510

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A/NR	1,217,080
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	4,664,850
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A/NR	1,243,960
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A/NR	1,265,590
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A/NR	1,255,720
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A/NR	3,795,578
410,000	5.000%, 07/01/34 AMT Series A	A2/A/NR	495,149
1,000,000	5.000%, 07/01/47 AMT Series A	A2/A/NR	1,187,110
1,240,000	5.000%, 07/01/30 Series B	A2/A/NR	1,544,370
850,000	5.000%, 07/01/31 Series B	A2/A/NR	1,054,850
500,000	5.000%, 07/01/31 Series B	A2/A/NR	634,190
1,525,000	5.000%, 07/01/37 Series B	A2/A/NR	1,860,668

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (continued)
	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
$ 2,365,000	4.000%, 11/01/28	NR/A+/NR	$ 2,568,532
	Total Airport		27,065,267

	Charter Schools (8.5%)
	Utah State Charter School Finance Authority Entheos Academy (School Board Guaranty Program)
1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	1,662,678

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,671,195

	Utah State Charter School Finance Authority Good Foundations Academy
450,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	450,531
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,657,168
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,284,034

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,486,286

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,513,954

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	422,869
440,000	4.000%, 04/15/24	NR/AA/NR	485,109
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,909,525

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,110,730

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	504,037
505,000	4.000%, 10/15/23	NR/AA/NR	533,785
525,000	4.000%, 10/15/24	NR/AA/NR	555,282

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,119,780
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,103,050

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	579,640

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (continued)
	Utah State Charter School Finance Authority Salt Lake Arts Academy (School Board Guaranty Program)
$ 1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	$ 1,074,940

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	595,805
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	623,420
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	592,149

	Utah State Charter School Finance Authority Venture Academy
550,000	4.000%, 10/15/24	NR/AA/NR	590,040
855,000	5.000%, 10/15/29	NR/AA/NR	981,882
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,241,785
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,233,156

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,303,798

	Utah State Charter School Finance Authority Voyage Academy
1,095,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,095,909
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,441,757
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,787,967

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	805,890
700,000	5.000%, 10/15/36	NR/AA/NR	756,714
	Total Charter Schools		40,174,865

	Electric (4.4%)
	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/AA-/NR	1,140,300

	Heber Light & Power Co., Utah Electric Revenue Refunding
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A2/AA/AA-	612,450
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A2/AA/AA-	785,642

	Jacksonville Electric Authority, Florida Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	A2/A+/AA	35,324

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	667,519
850,000	5.000%, 06/01/31	NR/A+/NR	1,080,886

	Lower Colorado River Authority, Texas Revenue Refunding
1,000,000	5.000%, 05/15/36 Series 2020	NR/A/AA-	1,325,290

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (continued)
	Lower Colorado River Authority, Texas Transmission Contract Revenue
$ 1,000,000	5.000%, 05/15/30	NR/A/A+	$ 1,181,690

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA/AA+	1,435,188

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,368,362

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,830,001

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	875,768
445,000	5.000%, 09/01/25 Series A	NR/A-/AA-	538,361
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	476,434

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	929,673
905,000	5.000%, 03/01/32	NR/A/AA-	1,053,465
745,000	5.000%, 03/01/34	NR/A/AA-	865,891

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/AA-	368,353
3,000,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,604,920

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured	A2/AA/NR	834,229
	Total Electric		21,009,746

	Healthcare (2.1%)
	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	843,608

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	541,350

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,176,990

	Murray City, Utah Hospital Revenue, IHC Health Services, Inc. VRDN***
7,670,000	0.100%, 05/15/37 (daily floating rate)	Aa1/AA+/NR	7,670,000
	Total Healthcare		10,231,948

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (7.0%)
	Salt Lake County, Utah Westminster College Project
$ 555,000	5.000%, 10/01/21	NR/BBB/NR	$ 566,844
790,000	5.000%, 10/01/22	NR/BBB/NR	829,034
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,200,923
955,000	5.000%, 10/01/28	NR/BBB/NR	1,055,447
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,087,156
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,106,354
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,158,232

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	616,430

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,171,950

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,124,144
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	814,427
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	849,266
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,513,284

	Utah State Board of Regents Lease Revenue
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,343
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,458
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,386

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,546,580
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,192,900

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	1,006,553
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	274,478

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	641,160
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	568,570
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	708,702
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	560,490
650,000	4.000%, 08/01/37 Series A	Aa1/AA+/NR	789,666
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,218,550
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,823,670

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,266,197
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	2,194,617

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,420,348
	Total Higher Education		33,304,159

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Housing (2.9%)
	King County, Washington Housing Authority Pooled Refunding
$ 2,060,000	4.000%, 11/01/34 Series 2019	NR/AA/NR	$ 2,455,438
910,000	4.000%, 11/01/36 Series 2019	NR/AAA/NR	1,098,197
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	595,990

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	448,404

	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	254,105
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	508,625
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	507,275

	Texas Department of Housing & Community Affair, Single Family Mortgage
955,000	2.000%, 03/01/30 Series 2020A GNMA Insured	Aaa/AA+/NR	1,000,248

	Utah Housing Corporation Single Family Mortgage
20,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	20,031
60,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	60,086
1,315,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	1,316,552
40,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	40,051
35,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	35,059
1,630,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA-/AA-	1,738,558
735,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	790,235

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	581,865
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	527,340

	Wyoming Community Development Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	863,107
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	562,605
150,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	162,699
	Total Housing		13,566,470

	Local Public Property (12.8%)
	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,346,572

	Brigham, Utah Special Assessment Voluntary Assessment Area
505,000	5.250%, 08/01/23	A1/NR/NR	506,742

	City of Cape Coral, Florida Special Obligation Refunding Revenue
1,000,000	5.000%, 10/01/37 Series 2017	AA3/AA/NR	1,239,830

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
$ 1,000,000	5.000%, 09/01/28	NR/A+/AA-	$ 1,086,170
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,081,660
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,078,500

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
445,000	5.000%, 02/01/21 Series A	NR/NR/NR*	445,908

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,197,030

	Eagle Mountain, Utah Special Assessment Area
260,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	284,261

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A3/BBB/NR	557,100

	Hillsborough County, Florida Capital Improvement Non-Ad Valorem Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,230,900

	Houston, Texas Hotel Occupancy Tax and Special Revenue
500,000	5.000%, 09/01/31	A2/A/NR	545,270

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	A1/AA/AA-	1,141,692

	Matanuska-Susitna Borough, Alaska Lease Revenue Refunding, Goose Creek Correctional Center
1,085,000	5.000%, 09/01/32 Series 2015	A1/A+/A	1,247,642

	Mesquite, Nevada New Special Improvement District
225,000	5.500%, 08/01/25	NR/NR/NR*	225,448

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	951,540
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,585,974
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,246,020

	Murray City, Utah Municipal Building Authority Lease Revenue
380,000	4.000%, 12/01/30 Series 2020	Aa3/NR/NR	475,901
480,000	4.000%, 12/01/31 Series 2020	Aa3/NR/NR	592,867
300,000	4.000%, 12/01/32 Series 2020	Aa3/NR/NR	366,417

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,173,370

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	Orange County, Florida Tourist Development Tax Revenue Refunding
$ 1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	$ 1,178,620

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A2/AA/NR	675,591

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,017,400
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	748,824
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	454,143
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	485,873
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,330,904
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	524,041

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	915,252
810,000	5.000%, 02/15/31	Aa3/NR/NR	1,006,895

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,125,000	4.000%, 11/01/27	NR/AA+/NR	1,329,255
1,420,000	4.000%, 11/01/28	NR/AA+/NR	1,664,339
1,230,000	4.000%, 11/01/30	NR/AA+/NR	1,421,290

	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
1,000,000	4.000%, 11/01/28 Series 2020	NR/AA/NR	1,220,590
1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	1,281,154
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,356,642

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/AA-	559,025

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	552,185

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	1,022,117
885,000	4.000%, 12/15/29	NR/AA-/NR	1,055,548
920,000	4.000%, 12/15/30	NR/AA-/NR	1,088,342

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,644,079

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	615,930
500,000	5.000%, 10/01/37	Aa3/NR/NR	609,350

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	Weber County, Utah Special Assessment Summit Mountain Area
$ 1,560,000	5.500%, 01/15/28	NR/AA/NR	$ 1,715,563
4,055,000	5.750%, 01/15/33	NR/AA/NR	4,475,422

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,231,230
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,217,450

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,786,860

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	1,012,383
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,222,710
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	383,808
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	904,908

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,324,714
	Total Local Public Property		60,639,251

	Public Schools (1.6%)
	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,185,595

	Davis County, Utah Municipal Building Authority Crossover Refunding Lease Revenue
1,085,000	4.000%, 11/01/32 Series 2020	NR/AA/NR	1,353,266

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,991,090

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,410,064
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,480,282

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
358,000	2.000%, 08/01/22	NR/NR/NR*	358,440
	Total Public Schools		7,778,737

	Sales Tax (9.1%)
	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,208,560

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Cottonwood Heights, Utah Sales Tax Revenue
$ 2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	$ 2,307,500

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
1,735,000	4.000%, 08/01/25 Series B	NR/AA+/NR	1,900,103
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,435,032
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,804,592

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,454,240
420,000	4.000%, 06/01/36 Series 2019	NR/AA+/NR	499,153

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,171,850

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,881,848

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	583,615

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	851,985

	Salt Lake County, Utah Sales & Excise Tax Revenue Refunding
525,000	4.000%, 04/01/21 Series A	Aa1/AAA/NR	529,862

	Salt Lake County, Utah Sales Tax Revenue
525,000	5.000%, 02/01/24 Series 2012A	NR/AAA/AAA	551,906
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,921,654

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,190,150

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,372,008
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,649,477

	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	2,041,993

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA/AA	3,605,166
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA/AA	4,163,088
1,560,000	5.000%, 06/15/37 Series A	A1/A+/AA	1,792,580
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA/AA	4,320,523

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Utah Transit Authority Sales Tax Revenue Subordinated
$ 1,000,000	5.000%, 12/15/32	A1/A+/AA	$ 1,259,270

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	737,030

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	2,060,940
	Total Sales Tax		43,294,125

	State Agency (1.8%)
	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	376,173
335,000	5.000%, 10/15/26 Series 2020	NR/A+/NR	411,393
350,000	5.000%, 10/15/27 Series 2020	NR/A+/NR	437,689

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	635,510

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	607,875
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	753,325

	Utah Infrastructure Agency Telecommunications Revenue & Refunding Bonds
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	629,331
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	677,606
750,000	4.000%, 10/15/22 Series A	NR/NR/BBB-	780,983

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,158,010
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,104,073
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,137,203
	Total State Agency		8,709,171

	Transportation (0.9%)
	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,360,060
500,000	5.000%, 07/01/36	Aa3/AA-/NR	617,425

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,200,320

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	276,342
	Total Transportation		4,454,147

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (8.3%)
	Anacortes, WA Utility System Improvement and Refunding
$ 1,025,000	4.000%, 12/01/33 Series 2020 BAMI Insured	NR/AA/NR	$ 1,276,289

	Central Utah Water Conservancy District Refunding
1,785,000	5.000%, 10/01/37 Series 2020D	NR/AA+/AA+	2,401,914
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,234,840

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,159,054

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	478,762

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,158,350

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	580,255

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,183,590
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	257,226

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,265,160
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,186,930

	Jordanelle, Utah Special Service District
268,000	5.700%, 11/15/21	NR/NR/NR*	268,437
283,000	5.800%, 11/15/22	NR/NR/NR*	283,549
299,000	6.000%, 11/15/23	NR/NR/NR*	299,768

	Lakewood, WA Water District
750,000	4.000%, 12/01/37 AMT	NR/AA-/NR	860,325

	Miami-Dade County, Florida Water and Sewer Revenue System
2,000,000	5.000%, 10/01/26	Aa3/AA-/A+	2,432,120

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA+	1,193,660

	Park City, Utah Water Revenue Green Bonds
5,175,000	3.000%, 12/15/33 Series 2020	Aa2/AA/NR	5,992,598

	Pleasant Grove City, Utah Storm Water Revenue Refunding
205,000	4.000%, 07/15/27 Series 2020 BAMI Insured	NR/AA/NR	245,641
370,000	4.000%, 07/15/28 Series 2020 BAMI Insured	NR/AA/NR	450,149
485,000	4.000%, 07/15/29 Series 2020 BAMI Insured	NR/AA/NR	600,236
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	643,630
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	658,082

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Salt Lake City, Utah Public Utilities Revenue
$ 1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	$ 1,216,280
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,700,454
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,209,060
500,000	4.000%, 02/01/38	Aa1/AAA/NR	605,840

	San Antonio, Texas Water Revenue System Junior Lien
500,000	4.000%, 05/15/37 Series 2020C	Aa2/AA/AA	623,570

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,117,180

	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,315,350

	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AA	1,117,077
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,222,200
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,233,940

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	998,796

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	992,238
	Total Water and Sewer		39,462,550
	Total Revenue Bonds		309,690,436

	Pre-Refunded Bonds (15.7%)††
	Pre-Refunded General Obligation Bonds (2.4%)
	City and County (1.5%)
	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,122,160

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,114,870
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	871,013
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	871,013

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,165,280

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,047,280
	Total City and County		7,191,616

	Public Schools (0.9%)
	Granite School District, Utah, Salt Lake County School Building (School Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,019,700

Amount	Pre-Refunded Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (continued)
	Public Schools (continued)
	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
$ 2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	$ 574,542

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,039,800

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	758,310
	Total Public Schools		4,392,352
	Total Pre-Refunded General Obligation Bonds		11,583,968

	Pre-Refunded Revenue Bonds (13.3%)
	Airport (0.4%)
	Miami-Dade County, Florida Aviation Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A-/A	1,675,000

	Charter Schools (0.2%)
	Utah State Charter School Finance Authority DaVinci Academy, Refunding & Improvement
940,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	952,399

	Electric (2.4%)
	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	331,403

	Jacksonville Electric Authority, Florida Electric System Revenue
465,000	4.500%, 10/01/32 Series Three 2012A	NR/NR/NR*	469,850

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/NR	1,085,742

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/NR	2,072,220
1,000,000	5.000%, 04/01/25	NR/A-/NR	1,036,110
6,375,000	5.000%, 04/01/26	NR/A-/NR	6,605,201
	Total Electric		11,600,526

	Healthcare (0.8%)
	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,226,172
1,200,000	5.000%, 05/15/26	Aa1/AA+/NR	1,221,084
880,000	5.000%, 05/15/28	Aa1/AA+/NR	895,462
500,000	5.000%, 05/15/29	Aa1/AA+/NR	508,785
	Total Healthcare		3,851,503

Amount	Pre-Refunded Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded Revenue Bonds (continued)
	Higher Education (0.9%)
	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
$ 1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	$ 1,091,250

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,434,266
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,512,397
	Total Higher Education		4,037,913

	Sales Tax (0.8%)
	Riverton City, Utah Franchise & Sales Tax Revenue
1,000,000	5.250%, 12/01/36	NR/AA+/AAA	1,122,160

	Salt Lake County, Utah Sales Tax Revenue Refunding
1,475,000	5.000%, 02/01/24 Series 2012A	NR/NR/NR*	1,549,311

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,070,100
	Total Sales Tax		3,741,571

	State Agency (1.7%)
	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,433,285
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,132,300
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,856,929
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/NR/NR	1,041,490
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/NR/NR	1,533,336
	Total State Agency		7,997,340

	Transportation (2.1%)
	Utah Transit Authority Sales Tax Revenue Refunding
3,440,000	5.000%, 06/15/37 Series A	NR/NR/NR*	4,163,432

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	6,051,500
	Total Transportation		10,214,932

	Water and Sewer (4.0%)
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,036,110

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/NR	6,070,500

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/31 Series A	Aa3/AA-/A+	1,084,380

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/AA	3,137,850

Amount	Pre-Refunded Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded Revenue Bonds (continued)
	Water and Sewer (continued)
	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
$ 1,000,000	5.250%, 06/30/27	NR/NR/NR*	$ 1,020,710
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,020,710
985,000	5.250%, 06/30/34	NR/NR/NR*	1,005,399

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,303,991

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/NR/NR*	560,755

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,178,628

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,506,973
	Total Water and Sewer		18,926,006
	Total Pre-Refunded Revenue Bonds		62,997,190
	Total Pre-Refunded Bonds		74,581,158
	Total Municipal Bonds (cost $412,611,629)		441,670,117

Shares	Short-Term Investment (6.0%)
28,409,217	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.03%** (cost $28,409,217)	Aaa-mf/AAAm/NR	28,409,217

	Total Investments (cost $441,020,846-note b)	98.9%	470,079,334
	Other assets less liabilities	1.1	5,128,957
	Net Assets	100.0%	$ 475,208,291

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P and Fitch	11.0%
	Pre-Refunded bonds††	16.9
	Aa of Moody's or AA of S&P and Fitch	53.1
	A of Moody's or S&P and Fitch	13.0
	BBB of S&P and Fitch	2.5
	Not Rated*	3.5
		100.0%

See accompanying notes to financial statements.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FHA - Federal Housing Administration
GNMA - Government National Mortgage Association
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund
VRDN - Variable Rate Demand Note

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate demand notes (VRDNs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $441,020,846 amounted to $29,058,488, which consisted of aggregate gross unrealized appreciation of $29,089,468 and aggregate gross unrealized depreciation of $30,980.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$28,409,217
Level 2 – Other Significant Observable Inputs - Municipal Bonds	441,670,117
Level 3 – Significant Unobservable Inputs	-
Total	$470,079,334

+ See schedule of investments for a detailed listing of securities.